Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2014 Foreign exchange contracts USD ($)	Dec. 31, 2013 Foreign exchange contracts USD ($)	Dec. 31, 2012 Foreign exchange contracts USD ($)	Dec. 31, 2014 Forward contracts Purchases Euros : U.S. dollars EUR (€)	Dec. 31, 2014 Forward contracts Sales Euros : U.S. dollars USD ($)
Derivative Instruments and Hedging Activities
Targeted percentage of debt portfolio to be fixed with interest rates	75.00%
Number of derivative instrument with contingent features of credit risk	0	0
Derivative instruments
Notional amount of derivatives						€ 206,000	$ 252,745
Net cash receipts from foreign currency forward contracts				6,954
Net cash payments from foreign currency forward contracts			$ 21,125		$ 9,116